Loans payable (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Loans payable		¥ 200,417	¥ 226,370
Third parties [Member]
Disclosure of transactions between related parties [line items]
Loans payable		110,917	216,370
Related parties [Member]
Disclosure of transactions between related parties [line items]
Loans payable	[1]	79,500
Shareholders [Member]
Disclosure of transactions between related parties [line items]
Loans payable	[2]	¥ 10,000	¥ 10,000

[1]	See Note 29 of Notes to the Consolidated Financial Statements, sub-sections 3.1 and 3.2 of Section 3. Loans payable to related parties for detailed disclosure.
[2]	See Note 29 of Notes to the Consolidated Financial Statements, sub-section 4.1 of Section 4. Loans payable to shareholders for detailed disclosure.